S000096899 [Member] Investment Objectives and Goals - Russell Investments Core Plus Bond ETF	Jan. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Russell Investments Core Plus Bond ETF
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide total return.